Inventory	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Inventory

6. Inventory

	March 31, 2013	March 31, 2012
Finished goods	$59,972	$107,380
Raw materials	10,577	4,938
Provision for obsolescence	(4,787)	(1,508)

	$65,762	$110,810

The provision for obsolescence is related to finished goods and raw materials inventory.